(b) Lease liability (Details) R$ in Thousands	9 Months Ended
Sep. 30, 2021 BRL (R$)
Right-of-use Assets And Lease Liability
Balance at beginning	R$ 3,207,886
New contracts	305,647
Interests and monetary and exchange variations, net	131,792
Currancy translation adjustments	46,759
Payments	(594,337)
Interest paid	(167,990)
Balance at ending	2,929,757
Current liability	855,942
Non-current liability	2,073,815
Total	R$ 2,929,757